CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income	$ 48,926	$ 54,434	$ 63,714
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	49,122	33,496	24,897
Share-based compensation	14,253	12,376	8,927
Deferred income taxes	9,168	14,025	18,108
Change in the fair value of contingent consideration liabilities	(6,428)	730	1,238
Amortization of financing costs and loan discount	1,806	494	4,127
(Gain) / loss on sale of property and equipment	34	(78)	(114)
Net change in assets and liabilities, excluding effects of acquisitions and deferred revenue
Trade accounts receivable, net	4	(1,181)	7,250
Inventories		(20)	(318)
Accounts payable and accrued liabilities	45,429	4,293	10,305
Accrued compensation and benefits	2,224	(2,059)	(3,314)
Increase (decrease) change in deferred revenue	(4,311)	(1,214)	13,946
Income taxes payable	(1,271)	(1,627)	1,340
Other assets	(12,968)	(6,656)	750
Other liabilities	(46,295)	1,794	(5,652)
Net cash provided by operating activities	99,693	108,807	145,204
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(14,695)	(17,142)	(18,304)
Government grants related to the purchase of property and equipment		1,565	1,578
Proceeds from sale of property and equipment	223	307	261
Cash payments for acquisitions, net of cash acquired and restricted amounts held in escrow	(34,012)	(133,357)	(27,686)
Purchase of investments	(500)		(160)
Proceeds from sale of investment			9,750
Increase in restricted cash	(9,284)	(16,376)	(5,194)
Net cash used in investing activities	(58,268)	(165,003)	(39,755)
FINANCING ACTIVITIES:
Payment of contingent consideration	(22,105)	(2,250)	(2,648)
Payment of deferred purchase consideration	(2,209)
Payment of capitalized lease obligation	(356)
Proceeds of credit agreement		224,800	75,000
Debt issuance costs	(742)	(4,825)	(1,203)
Repayments of principal on current credit agreement	(2,300)
Repayments of principal on former credit facility		(30,000)	(145,863)
Proceeds from exercise of share options	11,173	2,831	8,894
Excess tax benefit	942
Redemption of Class B-1 shares Location Labs (Note 21)	(25,200)
Repurchases of share rights and options from employees		(1,460)	(5,064)
Repurchase of own shares	(14,617)	(35,334)	(43,411)
Net cash (used in) provided by financing activities	(55,414)	153,762	(114,295)
Effect of exchange rate fluctuations on cash and cash equivalents	(1,151)	(1,008)	(695)
Change in cash and cash equivalents	(15,140)	96,558	(9,541)
Beginning cash and cash equivalents	138,907	42,349	51,890
Ending cash and cash equivalents	123,767	138,907	42,349
Supplemental cash flow disclosures:
Income taxes paid	(6,152)	(9,467)	(16,045)
Interest paid	(16,322)	(525)	$ (3,753)
Supplemental non-cash flow disclosures:
Deferred purchase consideration released from escrow	355	$ 3,928
Non-cash purchase of property and equipment	$ 7,060